SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Beginning balance	$ 623,462	$ 1,802,375
Series C embedded derivative fair value, February 2016		1,235,000
Effect of conversion of Series C Preferred Stock on embedded derivative liability		(350,500)
Series C warrant liability fair value, February 2016		1,767,576
Series D embedded derivative fair value, October 2016		42,521
Series D warrant liability fair value, October 2016		181,942
Change in fair value of derivative liabilities		(4,055,452)
Cumulative adjustments related to change in accounting principle, January 1, 2017	(623,462)
Ending balance		$ 623,462